Debt - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 08, 2021	Apr. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Gain on extinguishment of debt				$ (3,576)
Promissory notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				5.00%
Borrowings maturity				2046
Notes debt 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				5.00%	5.00%
Borrowings maturity				2022	2022
Series X debt [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 20,332
Borrowings interest rate				7.00%
Borrowings maturity				2023
Cantor loan [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 7,500
Borrowings interest rate				7.00%
Borrowings maturity				2022
Exchange agreement [member]
Disclosure of detailed information about borrowings [line items]
Extinguishment Of note debt and ownership of Series A, B and B-1 preference shares fair value	$ 21,902
Preferred shareholder transaction warrant issued	161,432
Gain on extinguishment of debt	3,258
Preferred shareholder transaction value of treasury shares recognized	170,949
Derecognition of the convertible notes and related embedded derivative liability	30,332
Exchange agreement [member] | Promissory notes [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 40,089
Borrowings interest rate	5.00%
Note purchase agreement [member] | Notes debt 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			5.00%
Borrowings maturity term			2 years
Note purchase agreement [member] | Notes debt 2018 and 2019 [member]
Disclosure of detailed information about borrowings [line items]
Gain on extinguishment of debt		$ 318
Borrowings interest rate			5.00%
Borrowings maturity term			2 years
Borrowings amended maturity				April 2022
Borrowings maturity		April and September 2021